Item 1   Schedule of Investments

 T. Rowe Price Media & Telecommunications Fund
 Unaudited                                             March 31, 2005

 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.5%
 MEDIA  42.8%
 Advertising  0.8%
 Omnicom                                               75,000        6,639

                                                                     6,639

 Broadcasting  0.8%
 M6 Metropole Television (EUR)                         80,000        2,241

 Univision Communications, Class A *                   150,000       4,153

                                                                     6,394

 Cable / Satellite  12.4%
 British Sky Broadcasting (GBP)                        880,000       9,647

 Cablevision Systems, Class A *                        305,000       8,555

 Comcast, Class A *                                    775,000       25,885

 NTL *                                                 175,000       11,142

 Rogers Communications, Class B                        1,075,000     29,283

 Sogecable (EUR) *                                     450,000       18,026

                                                                     102,538

 Gaming  1.5%
 International Game Technology                         145,000       3,866

 Station Casinos                                       75,000        5,066

 WMS Industries *                                      130,000       3,661

                                                                     12,593

 Internet  12.1%
 Arbinet Holdings *                                    25,000        476

 Autobytel *                                           640,000       3,226

 CNET Networks *                                       1,250,000     11,800

 eBay *                                                110,000       4,099

 Fastclick *                                           60,000        720

 Google, Class A *                                     95,000        17,148

 HouseValues *                                         192,600       2,423

 Monster Worldwide *                                   150,000       4,208

 NCsoft (KRW) *                                        120,000       9,217

 NetEase, ADR *                                        95,000        4,580

 NHN Corporation (KRW) *                               45,000        3,926

 priceline.com *                                       180,000       4,536

 Sina *                                                385,000       11,958

 The Knot *                                            210,000       1,512

 Yahoo! *                                              600,000       20,340

                                                                     100,169

 Media & Entertainment  13.6%
 Disney                                                455,000       13,072

 Dreamworks Animation, Class A *                       55,000        2,239

 Liberty Media, Class A *                              1,440,000     14,933

 News Corporation, Class A                             1,525,200     25,806

 Time Warner *                                         2,300,000     40,365

 Viacom, Class B                                       335,000       11,668

 Zee Telefilms (INR)                                   1,250,000     3,979

                                                                     112,062

 Publishing  0.8%
 Scripps, Class A                                      140,000       6,825

                                                                     6,825

 Radio / Outdoor Advertising  0.8%
 Lamar Advertising *                                   165,000       6,648

                                                                     6,648

 Total Media                                                         353,868

 SOFTWARE  3.4%
 Consumer Software  2.4%
 Activision *                                          933,333       13,813

 THQ *                                                 225,000       6,332

                                                                     20,145

 Infrastructure Software  1.0%
 Red Hat *                                             740,000       8,073

                                                                     8,073

 Total Software                                                      28,218

 TELECOM EQUIPMENT  6.2%
 Wireless Equipment  3.7%
 Nokia (EUR) *                                         700,000       10,856

 Nokia ADR *                                           700,000       10,801

 QUALCOMM                                              250,000       9,163

                                                                     30,820

 Wireline Equipment  2.5%
 Corning *                                             1,850,000     20,590

                                                                     20,590

 Total Telecom Equipment                                             51,410

 TELECOM SERVICES  46.1%
 Wireless - Domestic  17.6%
 Alamosa Holdings *                                    65,000        758

 American Tower Systems, Class A *                     960,000       17,501

 Crown Castle International *                          1,700,000     27,302

 Nextel Communications, Class A *                      900,000       25,578

 Nextel Partners, Class A *                            950,000       20,862

 Spectrasite *                                         400,000       23,188

 Sprint                                                1,260,000     28,665

 Ubiquitel *                                           120,000       804

 US Unwired, Class A *                                 200,000       841

                                                                     145,499

 Wireless-International  22.8%
 America Movil ADR, Series L                           1,300,000     67,080

 Bharti Tele-Ventures (INR) *                          1,100,000     5,317

 China Unicom (HKD)                                    10,000,000    7,757

 KT Freetel (KRW)                                      325,000       6,833

 LG Telecom (KRW) *                                    1,100,000     4,322

 MTN Group Limited (ZAR)                               585,000       4,138

 NII Holdings, Class B *                               225,000       12,938

 O2 (GBP) *                                            1,850,000     4,166

 Partner Communications ADR *                          600,000       5,466

 Research In Motion *                                  150,000       11,463

 SK Telecom ADR                                        310,000       6,113

 Telesp Celular Participacoes ADR *                    350,000       2,093

 Vodafone (GBP)                                        9,500,000     25,207

 Vodafone ADR                                          950,000       25,232

                                                                     188,125

 Wireline- International  5.7%
 Singapore Telecommunications (SGD)                    10,500,000    16,408

 Telekomunikasi (IDR)                                  9,000,000     4,253

 Telus (Non-voting shares)                             855,000       26,343

                                                                     47,004

 Total Telecom Services                                              380,628

 Total Common Stocks (Cost  $714,280)                                814,124

 SHORT-TERM INVESTMENTS  0.9%
 Money Market Fund  0.9%
 T. Rowe Price Government Reserve Investment Fund,     7,272,689     7,273
2.56% #+
 Total Short-Term Investments (Cost  $7,273)                         7,273

 Total Investments in Securities
 99.4% of Net Assets (Cost $721,553)                              $  821,397


 (1)   Denominated in U.S. dollars unless otherwise noted
  #    Seven-day yield
  *    Non-income producing
  +    Affiliated company - See Note 3
  ADR  American Depository Receipts
  EUR  Euro
  GBP  British pound
  HKD  Hong Kong dollar
  IDR  Indonesian rupiah
  INR  Indian rupee
  KRW  South Korean won
  SGD  Singapore dollar
  ZAR  South African rand

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Media & Telecommunications Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $721,553,000. Net unrealized gain aggregated $99,848,000 at period-end, of which $117,195,000 related to appreciated investments and $17,347,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $29,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $7,273,000 and $2,642,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005